Balance Sheet Components - Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Jul. 02, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 42,946	$ 42,430		$ 49,042
Less: accumulated depreciation and amortization		(27,405)	(25,625)
Property, plant and equipment, net		15,541	16,805		26,278
Finance lease equipment		888	888		888
Less: accumulated depreciation		(425)	(381)		(203)
Finance lease equipment, net		463	507		685
Morgan Hill Properties
Property, Plant and Equipment [Line Items]
Carrying value of property classified as assets held-for-sale				$ 4,700
Proceeds from the sale of properties	$ 12,300
Gain (loss) on sale of property	$ 7,500
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross					2,340
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross					3,142
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		33,023	32,688		30,082
Building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross					4,194
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		5,806	5,905		5,581
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,481	1,479		1,431
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		360	360		759
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,357	1,357		1,343
Assets under construction
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 919	641		170
Less: accumulated depreciation and amortization			$ (25,625)		$ (22,764)